Initial Public Offering (Details) - USD ($)		3 Months Ended	6 Months Ended
	Dec. 22, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 258,750,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit			$ 10.00
Exercise price of warrants		$ 11.50	11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	25,875,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 258,800,000
Offering Costs	$ 3,100,000
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1		1
Number of warrants in a unit	0.5		0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,375,000
Purchase price, per unit	$ 10.00